Non-current operating assets per geographical segment (Details) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Non-current operating assets	€ 206,531	€ 113,562
United States [member]
IfrsStatementLineItems [Line Items]
Non-current operating assets	66	93
Canada [member]
IfrsStatementLineItems [Line Items]
Non-current operating assets	239	98
Austria [member]
IfrsStatementLineItems [Line Items]
Non-current operating assets	61,237	58,896
Nordics [member]
IfrsStatementLineItems [Line Items]
Non-current operating assets	53,020	27,540
United Kingdom [member]
IfrsStatementLineItems [Line Items]
Non-current operating assets	87,387	21,977
Other Europe [member]
IfrsStatementLineItems [Line Items]
Non-current operating assets	€ 4,582	€ 4,958